Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Gores Holdings VIII, Inc.
Entity Central Index Key	0001841080
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The information contained in this document is subject to completion or amendment. A registration statement relating to these securities has been filed with the United States Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This document is not an offer to sell these securities and it is not soliciting an offer to buy these securities, nor shall there be any sale of these securities, in any jurisdiction in which such offer, solicitation or sale is not permitted or would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction. PRELIMINARY — SUBJECT TO COMPLETION, DATED MAY 27, 2022 EXPLANATORY NOTE This proxy statement/prospectus relates to an Agreement and Plan of Merger, dated December 13, 2021 (as amended by that certain amendment to the Merger Agreement, dated May 20, 2022, and as may be further amended, the “Merger Agreement,” and the transactions contemplated thereby, the “Business Combination”)), by and among Gores Holdings VIII, Inc., a Delaware corporation (“we,” “us,” “our” or the “Company”), Frontier Merger Sub, Inc., a Delaware corporation (“First Merger Sub”), Frontier Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”), and Footprint International Holdco, Inc., a Delaware corporation (“Footprint”), a copy of which is attached to this proxy statement/prospectus as Annex A. Pursuant to the Merger Agreement, at the closing of the Business Combination, First Merger Sub will merge with and into Footprint, with Footprint continuing as the surviving corporation, and, immediately following such merger and as part of the same overall transaction, the surviving corporation will merge with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity. The total consideration issuable in connection with the closing of the Business Combination is an aggregate of 164,526,925 shares, or equity awards exercisable for shares, of Class A common stock, par value $0.0001 per share, of the Company (“Class A Stock”) (deemed to have a value of $10.00 per share). Such shares, or equity awards exercisable for shares of, Class A Stock will be issuable to holders of Footprint Common Stock, Footprint Class A Preferred Stock, Footprint Class B Preferred Stock and Footprint Class C Preferred Stock (collectively, “Footprint Stockholders”), holders of Footprint warrants and options and holders of any convertible promissory note that entitles the holder thereof to convert outstanding amounts thereunder into common stock or preferred stock of Footprint (collectively, “Footprint Equity Holders”) in exchange for their shares or equity awards of Footprint. Holders of Footprint common stock, Footprint Class A Preferred Stock or Footprint warrants (collectively, “Footprint Securityholders”) may additionally receive a portion of an aggregate of up to 17,584,125 shares of Class A Stock (“Earn Out Shares”) to be issued following the Business Combination upon the occurrence of certain triggering events, subject to adjustment based on shares of Class A Stock redeemed in connection with the Business Combination. This proxy statement/prospectus serves as (a) a proxy statement for the special meeting of the Company in lieu of the 2022 annual meeting of the Company being held on [●], 2022, where Company stockholders will vote on, among other things, proposals to approve the Merger Agreement and the transactions contemplated thereby, including the Business Combination and (b) a prospectus for Class A Stock issuable in connection with the Business Combination to Footprint Stockholders who did not deliver a written consent adopting the Merger Agreement in connection with the execution of the Merger Agreement. In connection with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (“Subscribers”), including Gores Sponsor VIII LLC (our “Sponsor”), pursuant to which the Subscribers have agreed to purchase an aggregate of 28,555,000 shares of Class A Stock in a private placement for $10.00 per share. The units (“Public Units”) issued as part of the Company’s IPO, comprising one share of Class A Stock (“Public Share”) and one-eighth of a warrant (“Public Warrant”), as well as the Public Shares and the Public Warrants are currently listed on Nasdaq under the symbols “GIIXU,” “GIIX” and “GIIXW,” respectively. We intend to apply to continue the listing of our Class A Stock and Public Warrants on Nasdaq under the symbols “FOOT” and “FOOTW,” respectively, upon the closing of the Business Combination. Additionally, in connection with the closing of the Business Combination, the name of the Company will be changed to Footprint International, Inc. Upon consummation of the Business Combination and without giving effect to any issuance of Earn Out Shares, the exercise of warrants of the Company or any issuance pursuant to the any incentive plans, it is expected that, based on the various redemption scenarios shown below, the holders (the “Public Stockholders”) of Public Shares, our Initial Stockholders and Footprint Equity Holders will hold shares of the Company as set forth below: Holders NoRedemptionScenario(1) % ofTotal IllustrativeRedemptionScenario(1) % ofTotal ContractualMaximumRedemptionScenario(1) % ofTotal CharterRedemptionLimitationScenario(1) % ofTotal Public Stockholders 34,500,000 14.7% 21,721,654 9.8% 8,943,307 4.3% 499,906 0.2 % Initial Stockholders (including Sponsor) 16,323,075 7.0% 16,323,075 7.4% 16,323,075 7.8% 16,323,075 8.1 % Subscribers (Aggregate; excluding Sponsor) 19,105,000 8.1% 19,105,000 8.6% 19,105,000 9.1% 19,105,000 9.5 % Footprint Equity Holders 164,526,925 70.2% 164,526,925 74.2% 164,526,925 78.7% 164,526,925 82.1% (1) For additional information on each redemption scenario and applicable assumptions, see “Risk Factors—Risks Related to the Company and the Business Combination—Our Public Stockholders will experience dilution as a consequence of, among other transactions, the issuance of Class A Stock as consideration in the Business Combination. Having a minority share position may reduce the influence that our current stockholders have on the management of the Post-Combination Company.”